Fair value measurement (Fair Value of Financial Assets and Liabilities on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Total available-for-sale investments	$ 31,112	$ 26,732
Recurring [Member]
Derivative Assets:
Total assets	31,325	27,170
Derivative Liabilities:
Contingent consideration obligations in connection with business combinations	188	215
Total liabilities	449	257
Recurring [Member] | Foreign currency contracts [Member]
Derivative Assets:
Foreign currency contracts	142	360
Derivative Liabilities:
Foreign currency contracts	8	4
Recurring [Member] | Cross-currency swap contracts [Member]
Derivative Assets:
Foreign currency contracts		32
Derivative Liabilities:
Foreign currency contracts	250	12
Recurring [Member] | Interest rate swap contracts [Member]
Derivative Assets:
Interest rate swap contracts	71	46
Derivative Liabilities:
Interest rate swap contracts	3	26
Recurring [Member] | U.S. Treasury securities [Member]
Assets:
Total available-for-sale investments	4,274	3,646
Recurring [Member] | Other government-related debt securities - U.S. [Member]
Assets:
Total available-for-sale investments	534	528
Recurring [Member] | Other government-related debt securities - Foreign and other [Member]
Assets:
Total available-for-sale investments	1,739	1,569
Recurring [Member] | Corporate debt securities - Financial [Member]
Assets:
Total available-for-sale investments	7,871	6,041
Recurring [Member] | Corporate debt securities - Industrial [Member]
Assets:
Total available-for-sale investments	7,836	6,351
Recurring [Member] | Corporate debt securities - Other [Member]
Assets:
Total available-for-sale investments	885	649
Recurring [Member] | Residential mortgage-backed securities [Member]
Assets:
Total available-for-sale investments	1,470	1,702
Recurring [Member] | Other mortgage- and asset-backed securities [Member]
Assets:
Total available-for-sale investments	2,469	1,796
Recurring [Member] | Money market mutual funds [Member]
Assets:
Total available-for-sale investments	3,370	3,004
Recurring [Member] | Other short-term interest-bearing securities [Member]
Assets:
Total available-for-sale investments	528	1,302
Recurring [Member] | Equity securities [Member]
Assets:
Total available-for-sale investments	136	144
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member]
Derivative Assets:
Total assets	7,780	6,794
Derivative Liabilities:
Contingent consideration obligations in connection with business combinations	0	0
Total liabilities	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Foreign currency contracts [Member]
Derivative Assets:
Foreign currency contracts	0	0
Derivative Liabilities:
Foreign currency contracts	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Cross-currency swap contracts [Member]
Derivative Assets:
Foreign currency contracts		0
Derivative Liabilities:
Foreign currency contracts	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Interest rate swap contracts [Member]
Derivative Assets:
Interest rate swap contracts	0	0
Derivative Liabilities:
Interest rate swap contracts	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | U.S. Treasury securities [Member]
Assets:
Total available-for-sale investments	4,274	3,646
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Other government-related debt securities - U.S. [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Other government-related debt securities - Foreign and other [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate debt securities - Financial [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate debt securities - Industrial [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Corporate debt securities - Other [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Residential mortgage-backed securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Other mortgage- and asset-backed securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Money market mutual funds [Member]
Assets:
Total available-for-sale investments	3,370	3,004
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Other short-term interest-bearing securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Quoted prices in active markets for identical assets (Level 1) [Member] | Equity securities [Member]
Assets:
Total available-for-sale investments	136	144
Recurring [Member] | Significant other observable inputs (Level 2) [Member]
Derivative Assets:
Total assets	23,545	20,376
Derivative Liabilities:
Contingent consideration obligations in connection with business combinations	0	0
Total liabilities	261	42
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Foreign currency contracts [Member]
Derivative Assets:
Foreign currency contracts	142	360
Derivative Liabilities:
Foreign currency contracts	8	4
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Cross-currency swap contracts [Member]
Derivative Assets:
Foreign currency contracts		32
Derivative Liabilities:
Foreign currency contracts	250	12
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Interest rate swap contracts [Member]
Derivative Assets:
Interest rate swap contracts	71	46
Derivative Liabilities:
Interest rate swap contracts	3	26
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | U.S. Treasury securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Other government-related debt securities - U.S. [Member]
Assets:
Total available-for-sale investments	534	528
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Other government-related debt securities - Foreign and other [Member]
Assets:
Total available-for-sale investments	1,739	1,569
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Corporate debt securities - Financial [Member]
Assets:
Total available-for-sale investments	7,871	6,041
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Corporate debt securities - Industrial [Member]
Assets:
Total available-for-sale investments	7,836	6,351
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Corporate debt securities - Other [Member]
Assets:
Total available-for-sale investments	885	649
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Residential mortgage-backed securities [Member]
Assets:
Total available-for-sale investments	1,470	1,702
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Other mortgage- and asset-backed securities [Member]
Assets:
Total available-for-sale investments	2,469	1,796
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Money market mutual funds [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Other short-term interest-bearing securities [Member]
Assets:
Total available-for-sale investments	528	1,302
Recurring [Member] | Significant other observable inputs (Level 2) [Member] | Equity securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member]
Derivative Assets:
Total assets		0
Derivative Liabilities:
Contingent consideration obligations in connection with business combinations	188	215	$ 595
Total liabilities	188	215
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Foreign currency contracts [Member]
Derivative Assets:
Foreign currency contracts	0	0
Derivative Liabilities:
Foreign currency contracts	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Cross-currency swap contracts [Member]
Derivative Assets:
Foreign currency contracts		0
Derivative Liabilities:
Foreign currency contracts	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Interest rate swap contracts [Member]
Derivative Assets:
Interest rate swap contracts	0	0
Derivative Liabilities:
Interest rate swap contracts	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | U.S. Treasury securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Other government-related debt securities - U.S. [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Other government-related debt securities - Foreign and other [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Corporate debt securities - Financial [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Corporate debt securities - Industrial [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Corporate debt securities - Other [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Residential mortgage-backed securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Other mortgage- and asset-backed securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Money market mutual funds [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Other short-term interest-bearing securities [Member]
Assets:
Total available-for-sale investments	0	0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member] | Equity securities [Member]
Assets:
Total available-for-sale investments	$ 0	$ 0